Net (Loss) Income Per Share	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Net (Loss) Income Per Share
Note 20 – Net (Loss) Income Per Share
Basic and diluted net (loss) income per share of Common Stock is calculated in accordance with ASC 260,
Earnings per share.
Net (loss) income per Common Stock – basic is calculated by dividing net (loss) income attributable to Common Stockholders by the weighted-average shares of Common Stock outstanding.
Net (loss) income per Common Stock – diluted is based on the average number of shares of Common Stock used for the basic earnings per share calculation, adjusted for the weighted-average number of common share equivalents outstanding for the period determined using the treasury stock method and if-converted
method, as applicable. Net (loss) income attributable to Common Stockholders – diluted is adjusted for the impact of changes in the fair value of the Public Warrants and Private Placement Warrants, to the extent they are dilutive.
Earnings per share calculations for all periods prior to the Closing have been retrospectively adjusted by the Exchange Ratio for the equivalent number of shares outstanding immediately after the Closing to effect the reverse recapitalization. Subsequent to the Closing, net (loss) income per share is calculated based on the weighted average number of Common Stock outstanding.
The following table sets forth the computation of the Company’s basic and diluted (loss) income per share:

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
(in USD, except share data)	2023	2022	2023	2022
Numerator—basic and diluted
Net loss	$(19,021,602)	$(4,562,875)	$(63,706,540)	$(19,435,884)
Series A Preferred Stock—adjustment for deemed dividend upon Closing	—	—	(48,300,000)	—
Legacy Bridger Series A Preferred Shares—adjustment for redemption, extinguishment and accrued interest	—	(81,323,569)	—	(85,663,336)
Legacy Bridger Series C Preferred Shares - adjustment to maximum redemption value	—	(191,240,782)	—	(191,240,782)
Series A Preferred Stock—adjustment to eliminate 50% multiplier	—	—	156,362,598	—
Series A Preferred Stock—adjustment to maximum redemptions value	(5,805,582)	—	(10,080,022)	—

Net (loss) income attributable to Common Stockholders – basic and diluted	$(24,827,184)	$(277,127,226)	$34,276,036	$(296,340,002)

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
(in USD, except share data)	2023	2022	2023	2022
Denominator—basic
Weighted average Common Stock outstanding—Legacy Bridger shareholders	38,848,420	38,770,646	38,848,420	38,770,646
Weighted average Common Stock outstanding—Public shareholders	2,084,357	—	1,819,494	—
Weighted average Common Stock outstanding—Sponsor and independent directors of JCIC	1,748,189	—	1,526,043	—
Weighted average vested restricted stock units outstanding	2,400,354	—	2,095,337	—
Weighted average Class A Common Stock outstanding - bonus paid to executives	307,572	—	154,636	—

Weighted average Common Stock outstanding—basic	45,388,892	38,770,646	44,443,930	38,770,646

Denominator—diluted
Weighted average Common Stock outstanding—basic	45,388,892	38,770,646	44,443,930	38,770,646
Weighted average effect of dilutive securities:
Series A Preferred Stock	—	—	31,158,962	—
Unvested Restricted Stock Units	—	—	612,940	—
Unvested Legacy Bridger Incentive Units	—	—	236,944	—
Sponsor Earnout Shares	—	—	746,353	—

Weighted average Common Stock outstanding—diluted	45,388,892	38,770,646	77,199,129	38,770,646

Basic and diluted net (loss) income per share
Basic net (loss) income per Common Stock	$(0.55)	$(7.15)	$0.77	$(7.64)

Diluted net (loss) income per Common Stock	$(0.55)	$(7.15)	$0.44	$(7.64)

The following table summarizes the potentially dilutive common shares that were excluded from diluted net loss (income) per share computations because the effect would have been anti-dilutive (in thousands):

	For the Three Months Ended June 30,		For the Six Months Ended June 30,
	2023	2022	2023	2022
Shares excluded from diluted net (loss) income per share
Series A Preferred Stock	315,789	—	—	—
Legacy Series C Preferred Shares	—	315,789	—	315,789
Unvested Restricted Stock Units	6,400,892	—	—	—
Public Warrants	17,250,000	—	17,250,000	—
Private Placement Warrants	9,400,000	—	9,400,000	—
Unvested Legacy Bridger Incentive Units	233,324	323,232	—	323,232
Sponsor Earnout Shares	855,000	—	—	—

BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Net (Loss) Income Per Share
Note 20 – Net Loss Per Share
Basic net loss per share is computed by dividing net loss attributable to common shareholders by the weighted-average number of common shares outstanding. Change in fair value of Series
A-1
and
A-2
Preferred shares and the adjustment to maximum redemption value of Series C Preferred shares are subtracted from net loss attributable to the Company in determining net loss per share attributable to common shareholders.
Diluted net loss per share is computed by dividing net loss attributable to common shareholders by the weighted-average number of common shares outstanding plus the number of Class D common shares issuable upon the vesting
of the Time-Vesting Incentive Units and Exit-Vesting Incentive Units to the extent the effect would be dilutive.

The following table sets forth th
e c
omputation of the Company’s basic and diluted earnings (loss) per share:

	Year Ended December 31,
	2022	2021
B asic and diluted net loss per share
Numerator:
Net loss	$(42,124,668)	$(6,540,797)
Series C Preferred shares adjustment to maximum redemption value	(202,688,810)	—
Series A Preferred shares adjustment for redemption, extinguishment and accrued interest	(85,663,336)	(15,913,184)

Net loss attributable to common shareholders – basic and diluted	$(330,476,814)	$(22,453,981)

Denominator:
Weighted average shares outstanding - basic and diluted	40,287,478	40,122,651

Net loss per share attributable to common shareholders - basic and diluted	$(8.20)	$(0.56)
The following table summarizes the potentially dilutive common shares that were excluded from diluted net loss per share computations because the effect would have been anti-dilutive (in thousands):

	For the year ended December 31,
	2022	2021
Series C Preferred shares	25,611,505	—
Class D common shares upon vesting	242,424	323,232

Total	25,853,929	323,232